Note 12: Lease Agreement (Details) (Legal and consulting services, USD $)	9 Months Ended
	Jun. 30, 2013	Nov. 05, 2012
Legal and consulting services
Lease Agreement, Description	The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term is one year with monthly lease payment of $2,904. The lease is subject to renew upon expiration.
Security Deposit		$ 9,002